Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000110883
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 12,426	$ 12,270	$ 12,131	$ 11,462	$ 10,065	$ 9,955	$ 10,005	$ 10,034	$ 9,699	$ 9,648	$ 9,479
C000110885
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 13,452	13,252	13,057	12,314	10,780	10,637	10,657	10,656	10,277	10,203	10,000
C000029053
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 14,659	13,396	12,061	12,367	11,391	11,313	11,207	10,828	10,266	9,729	9,530
C000029055
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with load
Account Value	$ 14,278	13,146	11,924	12,335	11,431	11,437	11,414	11,111	10,613	10,133	10,000
C000029052
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 15,762	14,369	12,904	13,202	12,128	12,017	11,861	11,448	10,809	10,233	10,000
C000118321
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 11,525	12,672	13,797	11,419	9,593	10,154	10,019	10,764	10,961	10,655	9,474
C000120617
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with load
Account Value	$ 11,283	12,503	13,709	11,440	9,682	10,315	10,260	11,111	11,398	11,160	10,000
C000120618
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 12,473	13,687	14,865	12,276	10,287	10,854	10,690	11,455	11,641	11,288	10,000
C000118186
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 15,851	13,985	12,679	13,742	12,499	12,259	11,740	11,500	10,387	9,697	9,527
C000120097
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with load
Account Value	$ 15,457	13,740	12,564	13,705	12,558	12,410	11,986	11,817	10,754	10,114	10,000
C000120098
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 17,077	15,031	13,594	14,682	13,334	13,046	12,463	12,177	10,960	10,205	10,000
CREDIT SUISSE INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index
Account Value	$ 11,821	11,217	10,706	10,623	10,617	10,521	10,274	10,105	10,032	10,002	10,000
CREDIT SUISSE INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index
Account Value	$ 11,821	11,217	10,706	10,623	10,617	10,521	10,274	10,105	10,032	10,002	10,000
CREDIT SUISSE INDEX: CREDIT SUISSE LEVERAGED LOAN INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Account Value	$ 16,156	14,615	13,101	13,372	12,321	12,139	11,830	11,279	10,716	10,081	10,000
CREDIT SUISSE INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index
Account Value	$ 11,821	11,217	10,706	10,623	10,617	10,521	10,274	10,105	10,032	10,002	10,000
CREDIT SUISSE INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index
Account Value	$ 11,821	11,217	10,706	10,623	10,617	10,521	10,274	10,105	10,032	10,002	10,000
CREDIT SUISSE INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index
Account Value	$ 11,821	11,217	10,706	10,623	10,617	10,521	10,274	10,105	10,032	10,002	10,000
Credit Suisse Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Credit Suisse Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
CREDIT SUISSE INDEX: CREDIT SUISSE LEVERAGED LOAN INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Account Value	$ 16,156	14,615	13,101	13,372	12,321	12,139	11,830	11,279	10,716	10,081	10,000
CREDIT SUISSE INDEX: CREDIT SUISSE LEVERAGED LOAN INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Account Value	$ 16,156	14,615	13,101	13,372	12,321	12,139	11,830	11,279	10,716	10,081	10,000
Credit Suisse Index: Credit Suisse Managed Futures Liquid Index
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Managed Futures Liquid Index
Account Value	$ 12,470	13,751	14,902	12,225	10,223	10,808	10,652	11,468	11,725	11,336	10,000
Credit Suisse Index: Bloomberg Global Aggregate Bond Fund Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Fund Index
Account Value	$ 10,230	9,339	9,181	11,590	11,736	11,110	10,143	10,355	10,234	9,693	10,000
Credit Suisse Index: Credit Suisse Managed Futures Liquid Index
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Managed Futures Liquid Index
Account Value	$ 12,470	13,751	14,902	12,225	10,223	10,808	10,652	11,468	11,725	11,336	10,000
Credit Suisse Index: Bloomberg Global Aggregate Bond Fund Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Fund Index
Account Value	$ 10,230	9,339	9,181	11,590	11,736	11,110	10,143	10,355	10,234	9,693	10,000
Credit Suisse Index: Credit Suisse Managed Futures Liquid Index
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Managed Futures Liquid Index
Account Value	$ 12,470	13,751	14,902	12,225	10,223	10,808	10,652	11,468	11,725	11,336	10,000
Credit Suisse Index: Bloomberg Global Aggregate Bond Fund Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Fund Index
Account Value	$ 10,230	9,339	9,181	11,590	11,736	11,110	10,143	10,355	10,234	9,693	10,000
Credit Suisse Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Credit Suisse Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Credit Suisse Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,593	$ 10,487	$ 10,450	$ 12,393	$ 12,453	$ 11,727	$ 10,517	$ 10,737	$ 10,641	$ 10,196	$ 10,000